Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ATM Program [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 44	$ 23
ELOC Purchase Agreement [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	156
Series B Preferred Stock [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	68
Series C Preferred Stock [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 324
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs, Exercise of Warrants Cost		276
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 1,630